Schedule of acquisition of consolidated statements of operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenue			$ 14,584,434	$ 14,211,091
Loss after tax			(432,795)	(836,874)
Revenue	$ 10,055,569	$ 13,104,123	$ 46,435,412	53,255,361
Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue				53,255,361	$ 55,500,917
Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue				14,211,091	10,110,839
Loss after tax				$ (836,874)	$ (498,424)